Prepayments and other assets (Tables)	9 Months Ended
May 31, 2025
Notes and other explanatory information [abstract]
Schedule of prepayments and other assets

	May 31, 2025	August 31, 2024
Prepaid expenses	$393	$539
Deferred financing costs	288	707
Total prepayments and other assets	$681	$1,246